Combined Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 29,310	$ 127,219
Accounts receivable	281,658	468,070
Prepaid expenses and other current assets	4,462	2,327
TOTAL CURRENT ASSETS	315,430	597,616
COMPUTER EQUIPMENT, AT COST, LESS ACCUMULATED DEPRECIATION OF $7,005 AND $6,132	4,566	5,927
TOTAL ASSETS	319,996	603,543
CURRENT LIABILITIES:
Accounts payable	$ 137,562	239,427
Accrued interest payable- related party		29,863
Accrued expenses- related party		$ 3,120
Note payable	$ 100,000
Current portion of long-term debt	76,645	$ 72,024
Accrued expenses and other current liabilities	762
TOTAL CURRENT LIABILITIES	314,969	$ 344,434
LONG TERM DEBT:
Notes payable	$ 84,941	161,547
Notes payable -related party		540,500
TOTAL LONG TERM DEBT	$ 84,941	702,047
TOTAL LIABILITIES	399,910	1,046,481
MEMBER'S' DEFICIENCY	(79,914)	(442,938)
TOTAL LIABILITIES AND MEMBER'S DEFICIENCY	$ 319,996	$ 603,543